UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	06-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Target 2010 Fund

June 30, 2010

Target 2010 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS(1)— 66.9%
FFCB Discount Notes, 0.44%, 7/9/10	$2,000,000	$1,999,986
FHLB Discount Notes, 0.40%, 9/15/10	4,000,000	3,999,156
U.S. Treasury Bills, 0.22%, 9/23/10	6,700,000	6,697,468
U.S. Treasury Bills, 0.23%, 11/18/10	100,500,000	100,428,846
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,102,303)		113,125,456
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(2)— 33.0%
STRIPS - PRINCIPAL, 1.65%, 8/15/10	18,500,000	18,495,560
STRIPS - PRINCIPAL, 5.09%, 8/15/10	2,000,000	1,999,410
STRIPS - COUPON, 1.37%, 11/15/10	22,000,000	21,984,116
STRIPS - COUPON, 2.94%, 2/15/11	12,310,000	12,298,133
STRIPS - PRINCIPAL, 4.58%, 2/15/11	1,000,000	998,152
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $55,390,366)		55,775,371
TEMPORARY CASH INVESTMENTS — 0.2%
FHLB Discount Notes, 0.001%, 7/1/10(1)	436,000	436,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	16	16
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $436,016)		436,016
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $168,928,685)		169,336,843
OTHER ASSETS AND LIABILITIES — (0.1)%		(135,353)
TOTAL NET ASSETS — 100.0%		$169,201,490

Notes to Schedule of Investments
Equivalents	-	Security whose principal payments are secured by U.S. Treasury
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities

(1)	The rate indicated is the yield to maturity at purchase.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

Target 2010 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.  The
Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Short-Term Investments	–	$113,125,456	–
Zero-Coupon U.S. Treasury Securities and Equivalents	–	55,775,371	–
Temporary Cash Investments	$16	436,000	–
Total Value of Investment Securities	$16	$169,336,827	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$168,997,542
Gross tax appreciation of investments	$ 339,301
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 339,301

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2015 Fund

June 30, 2010

Target 2015 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.4%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 47,047
TVA STRIPS - COUPON, 4.97%, 5/1/14	150,000	138,180
STRIPS - COUPON, 2.27%, 11/15/14	3,000,000	2,793,234
Federal Judiciary, 4.78%, 2/15/15	5,485,000	4,853,693
STRIPS - COUPON, 4.20%, 2/15/15	9,650,000	8,897,985
AID (Israel), 4.72%, 5/1/15	10,000,000	8,953,580
AID (Israel), 4.72%, 5/15/15	2,350,000	2,100,743
STRIPS - COUPON, 3.63%, 5/15/15	17,158,000	15,681,811
REFCORP STRIPS - COUPON, 9.53%, 7/15/15	32,279,000	28,726,793
AID (Israel), 4.10%, 8/15/15	15,000,000	13,267,830
Federal Judiciary, 4.78%, 8/15/15	7,021,000	6,073,607
STRIPS - COUPON, 9.56%, 8/15/15	2,428,000	2,198,265
STRIPS - PRINCIPAL, 3.37%, 8/15/15	6,000,000	5,431,734
REFCORP STRIPS - COUPON, 7.42%, 10/15/15	31,598,000	27,803,270
TVA STRIPS - COUPON, 4.30%, 11/1/15	4,000,000	3,453,828
STRIPS - COUPON, 3.60%, 11/15/15	28,231,000	25,274,283
STRIPS - PRINCIPAL, 2.99%, 11/15/15	29,750,000	26,632,765
REFCORP STRIPS - COUPON, 5.15%, 1/15/16	4,159,000	3,617,939
Federal Judiciary, 5.42%, 2/15/16	10,000	8,428
STRIPS - COUPON, 8.64%, 2/15/16	5,000,000	4,429,875
STRIPS - PRINCIPAL, 3.68%, 2/15/16	2,500,000	2,219,378
STRIPS - COUPON, 4.53%, 5/15/16	9,200,000	8,071,960
REFCORP STRIPS - COUPON, 8.23%, 7/15/16	28,091,000	23,889,373
STRIPS - COUPON, 4.42%, 8/15/16	11,000,000	9,535,702
REFCORP STRIPS - COUPON, 9.38%, 10/15/16	42,742,000	35,902,553
STRIPS - COUPON, 3.75%, 11/15/16	1,500,000	1,286,022
STRIPS - PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,715,128
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $233,695,016)		273,005,006
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 13.5%
FICO STRIPS - COUPON, 5.00%, 4/6/14	3,570,000	3,293,686
FICO STRIPS - COUPON, 5.08%, 5/2/14	96,000	88,325
FICO STRIPS - COUPON, 5.08%, 5/30/14	3,821,000	3,504,996
FICO STRIPS - COUPON, 4.97%, 10/5/14	22,000	19,923
FICO STRIPS - COUPON, 5.00%, 11/30/14	180,000	162,086
FICO STRIPS - COUPON, 5.13%, 2/8/15	136,000	121,452
FICO STRIPS - COUPON, 6.78%, 2/8/15	7,681,000	6,859,379
FICO STRIPS - COUPON, 4.98%, 4/6/15	3,038,000	2,695,548
FICO STRIPS - COUPON, 5.76%, 4/6/15	1,017,000	902,361
FNMA STRIPS - COUPON, 5.46%, 7/15/15	2,337,000	2,054,235
FHLMC STRIPS - COUPON, 4.28%, 9/15/15	3,500,000	3,053,193
FICO STRIPS - COUPON, 5.47%, 11/2/15	52,000	44,940
FICO STRIPS - COUPON, 5.77%, 11/11/15	2,000,000	1,726,230
FNMA STRIPS - COUPON, 3.44%, 11/15/15	3,000,000	2,595,921
FICO STRIPS - COUPON, 5.16%, 12/6/15	190,000	163,444
FICO STRIPS - COUPON, 4.70%, 12/27/15	5,125,000	4,396,389
FICO STRIPS - COUPON, 6.42%, 6/6/16	5,000,000	4,199,030

Target 2015 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA STRIPS - COUPON, 4.29%, 11/15/16	$ 9,250,000	$ 7,632,119
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $38,492,816)		43,513,257
TEMPORARY CASH INVESTMENTS — 0.5%
FHLB Discount Notes, 0.001%, 7/1/10(2)	1,751,000	1,751,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	422	422
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,751,422)		1,751,422
TOTAL INVESTMENT SECURITIES — 98.4%
(Cost $273,939,254)		318,269,685
OTHER ASSETS AND LIABILITIES — 1.6%		5,231,583
TOTAL NET ASSETS — 100.0%		$323,501,268

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent FHLB	- -	Security whose principal payments are secured by the U.S. Treasury Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2015 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.  The
Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$273,005,006	–
Zero-Coupon U.S. Government Agency Securities	–	43,513,257	–
Temporary Cash Investments	$422	1,751,000	–
Total Value of Investment Securities	$422	$318,269,263	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,045,626
Gross tax appreciation of investments	$ 44,224,059
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 44,224,059

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2020 Fund

June 30, 2010

Target 2020 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 88.2%
Federal Judiciary, 5.27%, 2/15/19	$ 306,000	$ 219,826
Federal Judiciary, 5.67%, 8/15/19	339,000	235,765
REFCORP STRIPS - COUPON, 5.00%, 10/15/19	630,000	453,814
REFCORP STRIPS - PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,685,096
REFCORP STRIPS - COUPON, 8.53%, 1/15/20	14,674,000	10,402,267
REFCORP STRIPS - COUPON, 6.35%, 4/15/20	7,299,000	5,081,279
AID (Israel), 4.62%, 5/1/20	15,000,000	10,389,600
AID (Israel), 5.91%, 5/15/20	396,000	273,537
REFCORP STRIPS - COUPON, 8.41%, 7/15/20	25,918,000	17,748,802
REFCORP STRIPS - PRINCIPAL, 6.52%, 7/15/20	26,144,000	17,983,124
Federal Judiciary, 6.19%, 8/15/20	115,000	74,938
STRIPS - COUPON, 4.81%, 8/15/20	2,500,000	1,781,430
REFCORP STRIPS - COUPON, 4.03%, 10/15/20	12,059,000	8,147,603
REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	5,000,000	3,393,265
STRIPS - COUPON, 4.09%, 11/15/20	65,807,000	46,307,333
REFCORP STRIPS - COUPON, 8.45%, 1/15/21	16,789,000	11,195,694
REFCORP STRIPS - PRINCIPAL, 6.00%, 1/15/21	13,535,000	9,064,281
Federal Judiciary, 5.75%, 2/15/21	110,000	69,599
STRIPS - COUPON, 5.12%, 2/15/21	20,188,000	14,028,904
STRIPS - PRINCIPAL, 4.09%, 2/15/21	11,000,000	7,676,042
AID (Israel), 4.40%, 5/15/21	5,000,000	3,258,895
STRIPS - COUPON, 6.05%, 5/15/21	10,000,000	6,855,340
STRIPS - PRINCIPAL, 5.22%, 5/15/21	13,250,000	9,110,541
STRIPS - COUPON, 4.94%, 8/15/21	13,000,000	8,792,524
STRIPS - PRINCIPAL, 3.94%, 8/15/21	4,500,000	3,054,227
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $166,214,016)		200,283,726
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 10.6%
FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	535,000	391,678
TVA STRIPS - COUPON, 5.66%, 5/1/19	11,000	7,914
FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	5,700,000	4,052,335
TVA STRIPS - COUPON, 5.70%, 11/1/19	9,000	6,290
FHLMC STRIPS - COUPON, 6.30%, 1/15/20	6,250,000	4,359,444
FNMA STRIPS - COUPON, 4.95%, 7/15/20	10,000,000	6,747,160
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	4,822,373
FHLMC STRIPS - COUPON, 5.39%, 9/15/21	5,727,000	3,608,743
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $20,902,154)		23,995,937
TEMPORARY CASH INVESTMENTS — 0.6%
FHLB Discount Notes, 0.001%, 7/1/10(2)
(Cost $1,322,000)	1,322,000	1,322,000
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $188,438,170)		225,601,663
OTHER ASSETS AND LIABILITIES — 0.6%		1,395,409
TOTAL NET ASSETS — 100.0%		$226,997,072

Target 2020 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2020 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.  The
Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$200,283,726	–
Zero-Coupon U.S. Government Agency Securities	–	23,995,937	–
Temporary Cash Investments	–	1,322,000	–
Total Value of Investment Securities	–	$225,601,663	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$188,717,400
Gross tax appreciation of investments	$ 36,884,263
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 36,884,263

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2025 Fund

June 30, 2010

Target 2025 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 83.8%
REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$ 4,650,000	$ 2,636,634
REFCORP STRIPS - COUPON, 6.66%, 4/15/24	1,560,000	872,666
REFCORP STRIPS - COUPON, 4.99%, 7/15/24	6,926,000	3,822,155
REFCORP STRIPS - COUPON, 5.41%, 10/15/24	12,184,000	6,636,868
REFCORP STRIPS - COUPON, 6.37%, 1/15/25	24,097,000	12,944,981
STRIPS - COUPON, 6.21%, 2/15/25	2,000,000	1,129,012
REFCORP STRIPS - COUPON, 6.56%, 4/15/25	23,013,000	12,208,143
STRIPS - COUPON, 6.07%, 5/15/25	4,000,000	2,234,100
REFCORP STRIPS - COUPON, 6.14%, 7/15/25	20,000,000	10,483,320
STRIPS - COUPON, 4.52%, 8/15/25	2,000,000	1,104,526
STRIPS - COUPON, 4.49%, 11/15/25	101,500,000	55,348,457
STRIPS - COUPON, 4.96%, 2/15/26	21,299,000	11,498,712
STRIPS - PRINCIPAL, 3.68%, 2/15/26	6,750,000	3,699,257
REFCORP STRIPS - COUPON, 6.34%, 4/15/26	42,941,000	21,696,112
STRIPS - COUPON, 5.30%, 5/15/26	16,991,000	9,070,204
REFCORP STRIPS - COUPON, 7.30%, 7/15/26	29,127,000	14,548,354
STRIPS - COUPON, 5.64%, 8/15/26	7,100,000	3,751,675
STRIPS - COUPON, 5.15%, 11/15/26	12,000,000	6,264,360
STRIPS - PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,652,815
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $150,775,843)		182,602,351
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 10.6%
FNMA STRIPS - COUPON, 6.14%, 4/8/24	10,000	5,438
TVA STRIPS - COUPON, 6.58%, 5/1/24	1,000,000	533,022
FHLMC STRIPS - COUPON, 5.45%, 9/15/24	42,000	22,283
FNMA STRIPS - COUPON, 5.30%, 1/15/25	247,000	128,603
FHLMC STRIPS - COUPON, 5.06%, 3/15/25	5,342,000	2,756,119
FHLMC STRIPS - COUPON, 5.18%, 3/15/25	8,593,000	4,433,610
FNMA STRIPS - COUPON, 5.11%, 5/15/25	1,838,000	929,824
FHLMC STRIPS - COUPON, 5.05%, 9/15/25	7,162,000	3,602,063
FHLMC STRIPS - COUPON, 5.13%, 9/15/25	5,184,000	2,607,246
TVA STRIPS - COUPON, 6.08%, 11/1/25	1,162,000	569,867
TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25	9,188,000	4,567,594
FHLMC STRIPS - COUPON, 5.35%, 12/11/25	5,000,000	2,482,865
FNMA STRIPS - COUPON, 5.10%, 1/15/26	841,000	415,814
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $20,668,837)		23,054,348
TEMPORARY CASH INVESTMENTS — 0.6%
FHLB Discount Notes, 0.001%, 7/1/10(2)	1,235,000	1,235,000

Target 2025 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	211	$ 211
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,235,211)		1,235,211
TOTAL INVESTMENT SECURITIES — 95.0%
(Cost $172,679,891)		206,891,910
OTHER ASSETS AND LIABILITIES — 5.0%		10,895,147
TOTAL NET ASSETS — 100.0%		$217,787,057

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2025 – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.  The
Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$182,602,351	–
Zero-Coupon U.S. Government Agency Securities	–	23,054,348	–
Temporary Cash Investments	$211	1,235,000	–
Total Value of Investment Securities	$211	$206,891,699	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,501,211
Gross tax appreciation of investments	$ 33,808,123
Gross tax depreciation of investments	(417,424)
Net tax appreciation (depreciation) of investments	$ 33,390,699

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2010